Condensed Consolidated Interim Statements of Comprehensive Income (Loss) (Unaudited) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Revenue	$ 186,518	$ 354,914	$ 1,227,032	$ 2,021,806
Expenses
Selling, general and administrative expenses	303,739	290,963	928,363	881,020
Amortization – intangibles		370,993		972,667
Bad debt (recovery)	(150,340)		(293,379)
Direct costs	73,979	42,124	167,185	153,841
Development costs	69,864		407,300
Share-based payment	14,468	34,839	87,539	65,560
Depreciation – property and equipment	1,544	1,916	4,761	4,725
Total Expenses	313,254	740,835	1,301,769	2,077,813
Profit / (Loss) from Operations	(126,736)	(385,921)	(74,737)	(56,007)
Net Finance Charges
Interest expense	4,108	9,687	43,032	31,524
Foreign exchange (gain) / loss	14,968	77,418	(48,988)	195,572
Profit / (Loss) before Tax	(145,812)	(473,026)	(68,781)	(283,103)
Income and Other Tax Expense	10,738	1,787	154,654	144,643
Net Profit / (Loss) for the Period	(156,550)	(474,813)	(223,435)	(427,746)
Other Comprehensive Income
Exchange differences on translating foreign operations gain / (loss)	(4,215)	(819)	(3,579)	(1,767)
Total Comprehensive Income / (Loss), Net of Tax	$ (160,765)	$ (475,632)	$ (227,014)	$ (429,513)
Earnings /(Loss) per Share
Basic (in CAD per share)	$ 0	$ (0.01)	$ (0.01)	$ (0.01)
Diluted (in CAD per share)	$ 0	$ (0.01)	$ (0.01)	$ (0.01)
Weighted Average Number of Common Shares Outstanding
Basic (in shares)	35,529,132	35,529,132	35,529,132	35,529,132
Diluted (in shares)	35,529,132	35,529,132	35,529,132	35,529,132